SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Allowances for collection losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 2,815	$ 9,949
Charged to Costs and Expenses	654	0
Charged to Other Accounts — Describe	0	0
Deductions — Describe	1,150	7,134
Balance at End of Period	2,319	2,815
Allowances for collection losses | Note A - Foreign currency translation gains and losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe	8	7
Allowances for collection losses | Note B - Disposals
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe	435	551
Allowances for collection losses | Note C - Uncollectible accounts charged off less recoveries on accounts previously charged off
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe	707	3,329
Allowances for collection losses | Note D - Acquisitions and divestitures
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe		3,247
Allowances for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	183,476	300,159
Charged to Costs and Expenses	(2,848)	(11,626)
Charged to Other Accounts — Describe	(48)	354
Deductions — Describe	(425)	105,411
Balance at End of Period	181,005	183,476
Allowances for deferred tax assets | Note A - Foreign currency translation gains and losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe	(425)	1,865
Allowances for deferred tax assets | Note D - Acquisitions and divestitures
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe		103,371
Allowances for deferred tax assets | Note E - Uncertain income tax positions
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Charged to Other Accounts — Describe	$ (48)	354
Allowances for deferred tax assets | Note F - Accumulated other comprehensive income
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions — Describe		$ 175